PIMCO Funds

Supplement Dated June 17, 2005 to the
Prospectus for Class D Shares of the Developing Local Markets Fund and the Fundamental
IndexPLUS TR Fund dated May 31, 2005

Effectively immediately, the table at the top of page 2 is replaced, in its entirety, with the following table:
		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Domestic Equity- Related Funds	Fundamental IndexPLUS TR	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
International Bond Funds	Developing Local Markets Fund	Currencies or fixed income securities denominated in currencies of non-U.S. countries	0-8 years	Max 15% Below B	≥80%(3)

(1)	As rated by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Service ("S&P"), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

PIMCO Funds

Supplement Dated June 17, 2005 to the
Prospectus for Class A and C Shares of the Developing Local Markets Fund and the Fundamental
IndexPLUS TR Fund dated May 31, 2005

Effectively immediately, the table at the bottom of page 13, entitled "Fundamental IndexPLUS TR Fund", is replaced, in its entirety, with the following table:
Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0-$99,999	3.90%	3.75%
$100,000-$249,999	3.36%	3.25%
$250,000-$499,999	2.30%	2.25%
$500,000-$999,999	1.78%	1.75%
$1,000,000+	0.00%*	0.00%*

Effective immediately, the prospectus is further supplemented by replacing, in its entirety, the table at the top of page 2 with the following table:

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Domestic Equity- Related Funds	Fundamental IndexPLUS TR	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
International Bond Funds	Developing Local Markets Fund	Currencies or fixed income securities denominated in currencies of non-U.S. countries	0-8 years	Max 15% Below B	≥80%(3)

(1) As rated by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Service ("S&P"), or if unrated, determined by PIMCO to be of comparable quality.
(2) Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3) The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.